SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Subsequent Events

14. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On May 3, 2021, FREYR paid NOK 300 thousand with respect to a letter of intent signed to lease space at Mo Industripark AS to obtain the binding offer to lease certain areas for a customer qualification plant, which expires June 30, 2021, the exclusive right to lease and develop a second area, as well as a first right of refusal for a third area, which expires on June 30, 2022.

16. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 18, 2021, the Company amended the definitive licensing and services agreement effective December 15, 2020 with 24M. This amendment extended the latest date of services to be provided from December 31, 2022 to December 31, 2023 and noted that beyond December 31, 2023, any services provided would be incurred on a time and materials basis. No other major changes were made to the definitive agreement.

On January 29, 2021, the Company entered into a definitive business combination agreement to merge with Alussa and certain other affiliated entities through a series of transactions. The Business Combination is subject to approval by the shareholders of both Alussa and the Company and other customary closing conditions. The Business Combination is anticipated to be accounted for as a reverse capitalization in accordance with U.S. GAAP. In connection with the Business Combination, a subscription agreement was entered into between an affiliate of Alussa and various investors for proceeds of $600,000 thousand (the “PIPE Investment”). The PIPE Investment is conditioned upon the closing of the Business Combination. The proceeds of the PIPE Investment, together with the amounts remaining in Alussa’s trust account following the closing of the Business Combination, will be retained by the post-combination business.

Pursuant to the business combination agreement, the exercise prices of all share-based compensation awards that were not previously known were established. See Note 11 — Share Based Compensation for further discussion on the awards.

On February 12, 2021, the Company was awarded NOK 39,000 thousand for research, development and innovation in environmental technology. The grant is subject to meeting certain business size thresholds and conditions, such as documenting and supporting costs incurred, obtaining a third-party attestation of the Company’s related records and implementing policies that demonstrate good corporate governance. The grant will be earned only upon successful completion of the conditions mentioned above.

On February 16, 2021, the Company’s shareholders resolved to increase the share capital by issuing an additional 7,500,000 of redeemable preferred shares, each with a nominal value of NOK 0.01. The aggregate subscription amount for the additional preferred shares was NOK 64,156 thousand ($7,500 thousand). Each preferred share shall automatically convert into one ordinary share at the earlier of September 30, 2021 or a Qualifying Transaction Event (as defined in the articles of association).

On March 1, 2021, the Company was awarded NOK 142,000 thousand for the development and construction of the pilot plant in Mo i Rana, Norway. The grant is subject to achieving successful financing of the pilot plant and other conditions, such as documenting and supporting costs incurred and obtaining a third-party attestation of the Company’s related records. The grant will be earned only upon successful completion of the conditions mentioned above.

SUBSEQUENT EVENTS

14. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On May 3, 2021, FREYR paid NOK 300 thousand with respect to a letter of intent signed to lease space at Mo Industripark AS to obtain the binding offer to lease certain areas for a customer qualification plant, which expires June 30, 2021, the exclusive right to lease and develop a second area, as well as a first right of refusal for a third area, which expires on June 30, 2022.

16. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 18, 2021, the Company amended the definitive licensing and services agreement effective December 15, 2020 with 24M. This amendment extended the latest date of services to be provided from December 31, 2022 to December 31, 2023 and noted that beyond December 31, 2023, any services provided would be incurred on a time and materials basis. No other major changes were made to the definitive agreement.

On January 29, 2021, the Company entered into a definitive business combination agreement to merge with Alussa and certain other affiliated entities through a series of transactions. The Business Combination is subject to approval by the shareholders of both Alussa and the Company and other customary closing conditions. The Business Combination is anticipated to be accounted for as a reverse capitalization in accordance with U.S. GAAP. In connection with the Business Combination, a subscription agreement was entered into between an affiliate of Alussa and various investors for proceeds of $600,000 thousand (the “PIPE Investment”). The PIPE Investment is conditioned upon the closing of the Business Combination. The proceeds of the PIPE Investment, together with the amounts remaining in Alussa’s trust account following the closing of the Business Combination, will be retained by the post-combination business.

Pursuant to the business combination agreement, the exercise prices of all share-based compensation awards that were not previously known were established. See Note 11 — Share Based Compensation for further discussion on the awards.

On February 12, 2021, the Company was awarded NOK 39,000 thousand for research, development and innovation in environmental technology. The grant is subject to meeting certain business size thresholds and conditions, such as documenting and supporting costs incurred, obtaining a third-party attestation of the Company’s related records and implementing policies that demonstrate good corporate governance. The grant will be earned only upon successful completion of the conditions mentioned above.

On February 16, 2021, the Company’s shareholders resolved to increase the share capital by issuing an additional 7,500,000 of redeemable preferred shares, each with a nominal value of NOK 0.01. The aggregate subscription amount for the additional preferred shares was NOK 64,156 thousand ($7,500 thousand). Each preferred share shall automatically convert into one ordinary share at the earlier of September 30, 2021 or a Qualifying Transaction Event (as defined in the articles of association).

On March 1, 2021, the Company was awarded NOK 142,000 thousand for the development and construction of the pilot plant in Mo i Rana, Norway. The grant is subject to achieving successful financing of the pilot plant and other conditions, such as documenting and supporting costs incurred and obtaining a third-party attestation of the Company’s related records. The grant will be earned only upon successful completion of the conditions mentioned above.

CIK000178115 Alussa Energy Acquisition Corp
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 29, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with FREYR A/S, a company organized under the laws of Norway (“FREYR”), the Sponsor, in the capacity as the representative for the Alussa shareholders in accordance with the terms and conditions of the Business Combination Agreement, FREYR Battery, a corporation in the form of a public limited liability company organized under the laws of Luxembourg (“Pubco”), Norway Sub 1 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 1”), Norway Sub 2 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 2” and together with Norway Merger Sub 1, the “Norway Merger Subs”), Adama Charlie Sub, a Cayman Islands exempted company (“Cayman Merger Sub”), certain shareholders of FREYR named in the Business Combination Agreement (the “Major Shareholders”), and ATS NEXT AS, in the capacity as the representative for the Major Shareholders in accordance with the terms and conditions of the Business Combination Agreement (the “Shareholder Representative”).

Prior to the completion of the transactions contemplated by the Business Combination Agreement, the Norway Merger Subs shall be wholly-owned subsidiaries of the Company.

Pursuant to the terms of the Business Combination Agreement, (a) the Company will merge with and into Cayman Merger Sub, with the Company continuing as the surviving entity (the “Cayman Merger”), (b) the Company will distribute all of its interests in Norway Merger Sub 1 to Pubco, (c) FREYR will merge with and into Norway Merger Sub 2, with Norway Merger Sub 2 continuing as the surviving entity (the “Norway Merger”), (d) Norway Merger Sub 1 will merge with and into Pubco, with Pubco continuing as the surviving entity (the “Cross-Border Merger”), as a result of which, (i) each issued and outstanding security of the Company immediately prior to the effective time of the Cayman Merger shall be exchanged for the right of the holder thereof to receive securities of Pubco in accordance with the Business Combination Agreement (or, in the case of Dissenting Purchaser Shareholders, if any, the right to receive the fair value of such holder’s Dissenting Purchaser Ordinary Shares and such other rights as are granted by the Cayman Companies Law), (ii) each issued and outstanding security of FREYR immediately prior to the effective time of the Norway Merger shall be exchanged for the right of the holder thereof to receive securities of Norway Merger Sub 1 in accordance with the Business Combination Agreement and (iii) each issued and outstanding security of Norway Merger Sub 1 immediately prior to the Cross-Border Effective Time shall be exchanged for the right of the holder to receive securities of Pubco, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

The Business Combination will be consummated in accordance with the terms and subject to the conditions as further described in the Business Combination Agreement.

On February 9, 2021, the Company issued an unsecured promissory note to the Sponsor pursuant to the Working Capital Loans agreement as described in Note 6, by which the Company may borrow up to $1,500,000 in the aggregate. The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation. On April 6, 2021, the Company borrowed $1,500,000 under the loan note. On April 30, 2021, the Sponsor elected to convert the loan note into 1,500,000 warrants that are identical to the Private Placement Warrants.

SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 29, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with FREYR A/S, a company organized under the laws of Norway (“FREYR”), the Sponsor, in the capacity as the representative for the Alussa shareholders in accordance with the terms and conditions of the Business Combination Agreement, FREYR Battery, a corporation in the form of a public limited liability company organized under the laws of Luxembourg (“Pubco”), Norway Sub 1 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 1”), Norway Sub 2 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 2” and together with Norway Merger Sub 1, the “Norway Merger Subs”), Adama Charlie Sub, a Cayman Islands exempted company (“Cayman Merger Sub”), certain shareholders of FREYR named in the Business Combination Agreement (the “Major Shareholders”), and ATS NEXT AS, in the capacity as the representative for the Major Shareholders in accordance with the terms and conditions of the Business Combination Agreement (the “Shareholder Representative”).

Prior to the completion of the transactions contemplated by the Business Combination Agreement, the Norway Merger Subs shall be wholly-owned subsidiaries of the Company.

Pursuant to the terms of the Business Combination Agreement, (a) the Company will merge with and into Cayman Merger Sub, with the Company continuing as the surviving entity (the “Cayman Merger”), (b) the Company will distribute all of its interests in Norway Merger Sub 1 to Pubco, (c) FREYR will merge with and into Norway Merger Sub 2, with Norway Merger Sub 2 continuing as the surviving entity (the “Norway Merger”), (d) Norway Merger Sub 1 will merge with and into Pubco, with Pubco continuing as the surviving entity (the “Cross-Border Merger”), as a result of which, (i) each issued and outstanding security of the Company immediately prior to the effective time of the Cayman Merger shall be exchanged for the right of the holder thereof to receive securities of Pubco in accordance with the Business Combination Agreement (or, in the case of Dissenting Purchaser Shareholders, if any, the right to receive the fair value of such holder’s Dissenting Purchaser Ordinary Shares and such other rights as are granted by the Cayman Companies Law), (ii) each issued and outstanding security of FREYR immediately prior to the effective time of the Norway Merger shall be exchanged for the right of the holder thereof to receive securities of Norway Merger Sub 1 in accordance with the Business Combination Agreement and (iii) each issued and outstanding security of Norway Merger Sub 1 immediately prior to the Cross-Border Effective Time shall be exchanged for the right of the holder to receive securities of Pubco, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

The Business Combination will be consummated in accordance with the terms and subject to the conditions as further described in the Business Combination Agreement.

On February 9, 2021, the Company issued an unsecured promissory note to the Sponsor pursuant to the Working Capital Loans agreement as described in Note 6, by which the Company may borrow up to $1,500,000 in the aggregate. The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation. On April 6, 2021, the Company borrowed $1,500,000 under the loan note. On April 30, 2021, the Sponsor elected to convert the loan note into 1,500,000 warrants that are identical to the Private Placement Warrants.